Disclosure of information on segments - Disaggregated revenue information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	$ 814,422		$ 1,305,636
Revenue from contracts with customers	673,597	$ 860,825	1,157,338
Revenue From Contract With Customers Net		860,825
Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	113,033		299,286
Revenue from contracts with customers	91,007	184,982	257,840
Revenue From Contract With Customers Net		184,982
Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	34,222		229,948
Revenue from contracts with customers	31,663	58,796	225,339
Revenue From Contract With Customers Net		58,796
Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	158,326		154,114
Revenue from contracts with customers	143,233	39,639	153,240
Revenue From Contract With Customers Net		39,639
Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	78,149		37,460
Revenue from contracts with customers	77,907	186,668	33,864
Revenue From Contract With Customers Net		186,668
Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	391,112		481,535
Revenue from contracts with customers	251,814	294,904	339,581
Revenue From Contract With Customers Net		294,904
La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	34,913		96,941
Revenue from contracts with customers	33,024	43,894	96,600
Revenue From Contract With Customers Net		43,894
Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0		0
Revenue from contracts with customers	48,254	59,690	62,962
Revenue From Contract With Customers Net		59,690
Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0		0
Revenue from contracts with customers	14,753	15,687	14,986
Revenue From Contract With Customers Net		15,687
Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0		0
Revenue from contracts with customers	18,638	22,297	20,385
Revenue From Contract With Customers Net		22,297
Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0		0
Revenue from contracts with customers	607	615	615
Revenue From Contract With Customers Net		615
Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	36,411		6,655
Revenue from contracts with customers	51,671	25,603	26,564
Revenue From Contract With Customers Net		25,603
Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	(31,744)		(303)
Revenue from contracts with customers	(88,974)	(71,950)	(74,638)
Revenue From Contract With Customers Net		(71,950)
Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	846,166		1,305,939
Revenue from contracts with customers	762,571	932,775	1,231,976
Revenue From Contract With Customers Net		932,775
Peru [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		22,297
Peru [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0
Peru [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0
Peru [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0
Peru [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0
Peru [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0
Peru [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0
Peru [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0
Peru [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0
Peru [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		22,297
Peru [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0
Peru [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0
Peru [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		0
Peru [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		22,297
Metal and concentrates sales [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	634,674	814,867	1,112,952
Metal and concentrates sales [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			1,112,952
Metal and concentrates sales [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	91,007	184,982	257,840
Metal and concentrates sales [Member] | Ucchuchacua [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			257,840
Metal and concentrates sales [Member] | Ucchuchacua [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	31,663	58,796	225,339
Metal and concentrates sales [Member] | Orcopampa [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			225,339
Metal and concentrates sales [Member] | Orcopampa [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	143,233	39,639	153,240
Metal and concentrates sales [Member] | Julcani [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			153,240
Metal and concentrates sales [Member] | Julcani [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	77,907	186,668	33,864
Metal and concentrates sales [Member] | Tambomayo [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			33,864
Metal and concentrates sales [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	251,814	294,904	339,581
Metal and concentrates sales [Member] | Colquijirca [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			339,414
Metal and concentrates sales [Member] | Colquijirca [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			(167)
Metal and concentrates sales [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	33,024	43,894	96,600
Metal and concentrates sales [Member] | La Zanja [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			96,600
Metal and concentrates sales [Member] | La Zanja [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Energy generation and transmission [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales [Member] | Energy generation and transmission [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Insurance brokerage [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales [Member] | Insurance brokerage [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Rental of mining concessions [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales [Member] | Rental of mining concessions [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Holding of investment in shares [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales [Member] | Holding of investment in shares [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	36,336	6,046	6,655
Metal and concentrates sales [Member] | Industrial activities [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			6,655
Metal and concentrates sales [Member] | Industrial activities [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(30,310)	(62)	(167)
Metal and concentrates sales [Member] | Adjustments and eliminations [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			0
Metal and concentrates sales [Member] | Adjustments and eliminations [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			(167)
Metal and concentrates sales [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	664,984	814,929	1,113,119
Metal and concentrates sales [Member] | Reportable segments [member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			1,112,952
Metal and concentrates sales [Member] | Reportable segments [member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			(167)
Metal and concentrates sales [Member] | Asia [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	39,110	105,645	120,519
Metal and concentrates sales [Member] | Asia [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	2,427	13,622	29,382
Metal and concentrates sales [Member] | Asia [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,350	6,598	0
Metal and concentrates sales [Member] | Asia [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	27,365	9,115
Metal and concentrates sales [Member] | Asia [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	35,333	58,060	82,022
Metal and concentrates sales [Member] | Asia [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Asia [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	39,110	105,645	120,519
Metal and concentrates sales [Member] | Europe [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	42,210	60,475	100,792
Metal and concentrates sales [Member] | Europe [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	11,503	27,848	57,472
Metal and concentrates sales [Member] | Europe [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	28,425	0	2,760
Metal and concentrates sales [Member] | Europe [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	552	22,590	0
Metal and concentrates sales [Member] | Europe [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	135	9,488
Metal and concentrates sales [Member] | Europe [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Europe [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	5,885	26,074
Metal and concentrates sales [Member] | Europe [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Europe [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Europe [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Europe [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Europe [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	1,730	4,017	4,998
Metal and concentrates sales [Member] | Europe [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Europe [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	42,210	60,475	100,792
Metal and concentrates sales [Member] | Peru [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	389,854	476,978	521,017
Metal and concentrates sales [Member] | Peru [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	77,077	143,512	170,986
Metal and concentrates sales [Member] | Peru [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	3,238	4,833	63,049
Metal and concentrates sales [Member] | Peru [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	81,058	10,451	10,808
Metal and concentrates sales [Member] | Peru [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	7,097	79,631	15,261
Metal and concentrates sales [Member] | Peru [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	216,481	236,844	257,559
Metal and concentrates sales [Member] | Peru [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	32,886	683	2,770
Metal and concentrates sales [Member] | Peru [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Peru [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Peru [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Peru [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | Peru [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	2,327	1,086	751
Metal and concentrates sales [Member] | Peru [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(30,310)	(62)	(167)
Metal and concentrates sales [Member] | Peru [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	420,164	477,040	521,184
Metal and concentrates sales [Member] | America
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	163,500	171,769	370,624
Metal and concentrates sales [Member] | America | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | America | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	53,963	159,530
Metal and concentrates sales [Member] | America | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	60,273	0	142,432
Metal and concentrates sales [Member] | America | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	70,810	79,537
Metal and concentrates sales [Member] | America | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | America | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	138	37,326	67,756
Metal and concentrates sales [Member] | America | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | America | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | America | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | America | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | America | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	32,279	943	906
Metal and concentrates sales [Member] | America | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Metal and concentrates sales [Member] | America | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	163,500	171,769	370,624
Sales By Customers [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	634,674	814,867
Sales By Customers [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	634,674	814,867
Sales By Customers [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	91,007	184,982
Sales By Customers [Member] | Ucchuchacua [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	91,007	184,982
Sales By Customers [Member] | Ucchuchacua [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Sales By Customers [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	31,663	58,796
Sales By Customers [Member] | Orcopampa [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	31,663	58,796
Sales By Customers [Member] | Orcopampa [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Sales By Customers [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	143,233	39,639
Sales By Customers [Member] | Julcani [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	143,233	39,639
Sales By Customers [Member] | Julcani [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Sales By Customers [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	77,907	186,668
Sales By Customers [Member] | Tambomayo [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	77,907	186,668
Sales By Customers [Member] | Tambomayo [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Sales By Customers [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	251,814	294,904
Sales By Customers [Member] | Colquijirca [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	251,974	294,842
Sales By Customers [Member] | Colquijirca [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	160	(62)
Sales By Customers [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	33,024	43,894
Sales By Customers [Member] | La Zanja [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	2,554	43,894
Sales By Customers [Member] | La Zanja [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(30,470)	0
Sales By Customers [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Sales By Customers [Member] | Energy generation and transmission [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Sales By Customers [Member] | Energy generation and transmission [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Sales By Customers [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Sales By Customers [Member] | Insurance brokerage [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Sales By Customers [Member] | Insurance brokerage [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Sales By Customers [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Sales By Customers [Member] | Rental of mining concessions [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Sales By Customers [Member] | Rental of mining concessions [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Sales By Customers [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Sales By Customers [Member] | Holding of investment in shares [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Sales By Customers [Member] | Holding of investment in shares [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Sales By Customers [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	36,336	6,046
Sales By Customers [Member] | Industrial activities [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	36,336	6,046
Sales By Customers [Member] | Industrial activities [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Sales By Customers [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(30,310)	(62)
Sales By Customers [Member] | Adjustments and eliminations [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Sales By Customers [Member] | Adjustments and eliminations [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(30,310)	(62)
Sales By Customers [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	664,984	814,929
Sales By Customers [Member] | Reportable segments [member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	634,674	814,867
Sales By Customers [Member] | Reportable segments [member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(30,310)	(62)
Services [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	20,285	23,661	24,001
Services [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	20,285	23,661	24,001
Services [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Ucchuchacua [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Ucchuchacua [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Orcopampa [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Orcopampa [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Julcani [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Julcani [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | Tambomayo [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | Tambomayo [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Colquijirca [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Colquijirca [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | La Zanja [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | La Zanja [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	48,254	59,690	62,962
Services [Member] | Energy generation and transmission [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	5,532	7,974	9,015
Services [Member] | Energy generation and transmission [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(42,722)	(51,716)	(53,947)
Services [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	14,753	15,687	14,986
Services [Member] | Insurance brokerage [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	14,753	15,687	14,986
Services [Member] | Insurance brokerage [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Rental of mining concessions [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Rental of mining concessions [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	607	615	615
Services [Member] | Holding of investment in shares [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Holding of investment in shares [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(607)	(615)	(615)
Services [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	15,335	19,557	19,909
Services [Member] | Industrial activities [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Industrial activities [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(15,335)	(19,557)	(19,909)
Services [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(58,664)	(71,888)	(74,471)
Services [Member] | Adjustments and eliminations [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Adjustments and eliminations [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(58,664)	(71,888)	(74,471)
Services [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	78,949	95,549	98,472
Services [Member] | Reportable segments [member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	20,285	23,661	24,001
Services [Member] | Reportable segments [member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(58,664)	(71,888)	(74,471)
Services [Member] | Europe [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	20	30
Services [Member] | Europe [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | Europe [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | Europe [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | Europe [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | Europe [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | Europe [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | Europe [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | Europe [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	20	30
Services [Member] | Europe [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | Europe [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | Europe [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | Europe [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | Europe [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	20	30
Services [Member] | Peru [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	20,173	23,501	23,712
Services [Member] | Peru [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Peru [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Peru [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Peru [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | Peru [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Peru [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Peru [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	48,254	59,690	62,962
Services [Member] | Peru [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	14,641	15,527	14,787
Services [Member] | Peru [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | Peru [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	607	615	615
Services [Member] | Peru [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	15,335	19,557	19,909
Services [Member] | Peru [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(58,664)	(71,888)	(74,561)
Services [Member] | Peru [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	78,837	95,389	98,273
Services [Member] | America
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	92	130	289
Services [Member] | America | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | America | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | America | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | America | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Services [Member] | America | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | America | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | America | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | America | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	92	130	199
Services [Member] | America | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | America | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | America | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Services [Member] | America | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	90
Services [Member] | America | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	92	130	199
Royalties [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	18,638	22,297	20,385
Royalties [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Royalties [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	18,638	22,297	20,385
Royalties [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	18,638	22,297	20,385
Royalties [Member] | Peru [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	18,638		20,385
Royalties [Member] | Peru [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Royalties [Member] | Peru [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	18,638	0	20,385
Royalties [Member] | Peru [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Royalties [Member] | Peru [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	18,638	0	20,385
Ifrs Gold [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		254,194
Ifrs Gold [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0
Ifrs Gold [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		58,737
Ifrs Gold [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		278
Ifrs Gold [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		134,387
Ifrs Gold [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		18,104
Ifrs Gold [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		42,698
Ifrs Gold [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0
Ifrs Gold [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0
Ifrs Gold [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0
Ifrs Gold [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0
Ifrs Gold [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0
Ifrs Gold [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		(10)
Ifrs Gold [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		254,204
Silver [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	229,590	298,171	362,122
Silver [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	14	159,713	217,843
Silver [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	14	263	54,109
Silver [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	105,359	40,889	5,243
Silver [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	77,964	38,112	35,307
Silver [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	13,667	57,903	46,060
Silver [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	32,672	1,300	3,583
Silver [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Silver [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Silver [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Silver [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Silver [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	30,023	0	0
Silver [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	(30,123)	(9)	(23)
Silver [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	259,713	298,180	362,145
Copper [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	181,311	238,304	274,761
Copper [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	48	0	0
Copper [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	79	(221)
Copper [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	129
Copper [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	181,007	238,327	275,119
Copper [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Copper [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	256	(102)	(266)
Copper [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	181,055	238,406	275,027
Zinc [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	120,546	149,317	164,666
Zinc [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	8,356	38,143	45,194
Zinc [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	18,197
Zinc [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	9,513	0	0
Zinc [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	19,867
Zinc [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	102,677	91,307	101,275
Zinc [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Zinc [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	120,546	149,317	164,666
Lead [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	48,426	89,141	85,555
Lead [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	6,760	29,735	36,238
Lead [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	529	0	6,703
Lead [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	10,688	1,627	0
Lead [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	14,016	1,996
Lead [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	30,449	43,763	40,618
Lead [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Lead [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	48,426	89,141	85,555
Manganese sulfate [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	4,051	6,046	6,655
Manganese sulfate [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0
Manganese sulfate [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	4,051	6,046	6,655
Manganese sulfate [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Manganese sulfate [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	4,051	6,046	6,655
Metal and Concentrates Sales Before Commercial Deductions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		1,035,173
Revenue from contracts with customers		814,867
Metal and Concentrates Sales Before Commercial Deductions [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		227,591
Revenue from contracts with customers		184,982
Metal and Concentrates Sales Before Commercial Deductions [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		59,000
Revenue from contracts with customers		58,796
Metal and Concentrates Sales Before Commercial Deductions [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		42,873
Revenue from contracts with customers		39,639
Metal and Concentrates Sales Before Commercial Deductions [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		206,382
Revenue from contracts with customers		186,664
Metal and Concentrates Sales Before Commercial Deductions [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		449,404
Revenue from contracts with customers		294,904
Metal and Concentrates Sales Before Commercial Deductions [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		43,998
Revenue from contracts with customers		43,894
Metal and Concentrates Sales Before Commercial Deductions [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0
Revenue from contracts with customers		0
Metal and Concentrates Sales Before Commercial Deductions [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0
Revenue from contracts with customers		0
Metal and Concentrates Sales Before Commercial Deductions [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0
Revenue from contracts with customers		0
Metal and Concentrates Sales Before Commercial Deductions [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		0
Revenue from contracts with customers		0
Metal and Concentrates Sales Before Commercial Deductions [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		6,046
Revenue from contracts with customers		6,046
Metal and Concentrates Sales Before Commercial Deductions [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		(121)
Revenue from contracts with customers		(62)
Metal and Concentrates Sales Before Commercial Deductions [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		1,035,294
Revenue from contracts with customers		814,929
Commercial deductions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	179,748	220,306	192,684
Commercial deductions [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(22,026)	(42,609)	(41,446)
Commercial deductions [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(2,559)	(203)	(4,609)
Commercial deductions [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(15,093)	(3,234)	(874)
Commercial deductions [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(242)	(19,714)	(3,596)
Commercial deductions [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(139,298)	(154,500)	(141,954)
Commercial deductions [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(1,889)	(104)	(341)
Commercial deductions [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	0	0	0
Commercial deductions [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	0	0	0
Commercial deductions [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	0	0	0
Commercial deductions [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	0	0	0
Commercial deductions [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(75)	0	0
Commercial deductions [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	1,434	59	136
Commercial deductions [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers	(181,182)	(220,365)	(192,820)
Sales by services [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	20,285	23,661	24,001
Sales by services [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales by services [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales by services [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales by services [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Sales by services [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales by services [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales by services [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	48,254	59,690	62,962
Sales by services [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	14,753	15,687	14,986
Sales by services [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Sales by services [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	607	615	615
Sales by services [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	15,335	19,557	19,909
Sales by services [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	(58,664)	(71,888)	(74,471)
Sales by services [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	78,949	95,549	98,472
Royalties income [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	18,638	22,297	20,385
Revenue From Contract With Customers Net		23,661
Royalties income [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Revenue From Contract With Customers Net		0
Royalties income [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Revenue From Contract With Customers Net		0
Royalties income [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Revenue From Contract With Customers Net		0
Royalties income [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0
Revenue From Contract With Customers Net		0
Royalties income [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Revenue From Contract With Customers Net		0
Royalties income [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Revenue From Contract With Customers Net		0
Royalties income [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Revenue From Contract With Customers Net		59,690
Royalties income [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Revenue From Contract With Customers Net		15,687
Royalties income [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	18,638	22,297	20,385
Revenue From Contract With Customers Net		0
Royalties income [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Revenue From Contract With Customers Net		615
Royalties income [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Revenue From Contract With Customers Net		19,557
Royalties income [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	0	0	0
Revenue From Contract With Customers Net		(71,888)
Royalties income [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	18,638	22,297	20,385
Revenue From Contract With Customers Net		95,549
Gold per ounce [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	230,498		411,877
Gold per ounce [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	97,903	0	11
Gold per ounce [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	33,631	0	150,939
Gold per ounce [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	32,766	0	149,092
Gold per ounce [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	185	0	28
Gold per ounce [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	63,312	0	18,463
Gold per ounce [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	2,241	0	93,358
Gold per ounce [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Gold per ounce [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Gold per ounce [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Gold per ounce [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	0	0	0
Gold per ounce [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	2,337	0	0
Gold per ounce [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	(1,877)	0	(14)
Gold per ounce [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross	$ 232,375	$ 0	$ 411,891